UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-04719
The GAMCO Westwood Funds
(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: September 30
Date of reporting period: June 30, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
GAMCO Westwood Mighty Mitessm Fund
Schedule of Investments – June 30, 2010 (Unaudited)

		Market
Shares/Units		Value
	COMMON STOCKS — 74.1%

	Aerospace — 1.3%
233,800	Herley Industries Inc.†	$3,333,988
41,500	Innovative Solutions & Support Inc.†	182,600
34,274	Kratos Defense & Security Solutions Inc.†	359,877

		3,876,465

	Agriculture — 0.1%
225	J.G. Boswell Co.	121,275
12,000	Limoneira Co.	261,120

		382,395

	Automotive — 0.3%
130,000	Wabash National Corp.†	924,300

	Automotive: Parts and Accessories — 3.0%
100,000	Dana Holding Corp.†	1,000,000
20,000	Federal-Mogul Corp.†	260,400
188,500	Midas Inc.†	1,445,795
83,800	Modine Manufacturing Co.†	643,584
9,000	Puradyn Filter Technologies Inc.†	1,530
218,000	Standard Motor Products Inc.	1,759,260
97,400	Strattec Security Corp.†	2,152,540
64,000	Superior Industries International Inc.	860,160
40,000	Tenneco Inc.†	842,400

		8,965,669

	Aviation: Parts and Services — 1.7%
9,200	Astronics Corp.†	150,512
668,800	GenCorp Inc.†	2,929,344
90,015	Kaman Corp.	1,991,132

		5,070,988

	Broadcasting — 3.6%
215,000	Acme Communications Inc.†	210,700
88,400	Beasley Broadcast Group Inc., Cl. A†	430,508
51,900	Crown Media Holdings Inc., Cl. A†	91,344
5,000	Cumulus Media Inc., Cl. A†	13,350
73,800	Entercom Communications Corp., Cl. A†	650,916
15,000	Equity Media Holdings Corp.†	17
107,814	Fisher Communications Inc.†	1,815,588
924	Granite Broadcasting Corp.†	1
606,800	Gray Television Inc.†	1,462,388
110,000	LIN TV Corp., Cl. A†	595,100
456,000	Media General Inc., Cl. A†	4,450,560
193,800	Salem Communications Corp., Cl. A†	718,998
50,000	Sinclair Broadcast Group Inc., Cl. A†	291,500

		10,730,970

	Building and Construction — 0.6%
170,000	Huttig Building Products Inc.†	231,200
34,000	Layne Christensen Co.†	825,180
160,000	Material Sciences Corp.†	481,600
9,000	The Monarch Cement Co.	235,350

		1,773,330

	Business Services — 3.3%
28,000	ANC Rental Corp.† (a)	3
120,000	Ascent Media Corp., Cl. A†	3,031,200
240,000	Bowne & Co. Inc.	2,692,800
14,500	Cenveo Inc.†	79,460
103	Chazak Value Corp.† (a)	0
40,000	Diamond Management & Technology Consultants Inc.	412,400
67,500	EDGAR Online Inc.†	85,725
344,643	Edgewater Technology Inc.†	996,018
51,300	GP Strategies Corp.†	372,438
2,000	Liquidity Services Inc.†	25,920
77,100	Pure Technologies Ltd.†	291,873
51,700	SearchMedia Holdings Ltd.†	159,236
177,500	Stamps.com Inc.†	1,819,375
300	StarTek Inc.†	1,170
50,500	Trans-Lux Corp.†	30,805

		9,998,423

	Cable — 0.0%
90,000	Adelphia Communications Corp., Cl. A† (a)	0
90,000	Adelphia Communications Corp., Cl. A, Escrow† (a)	0
90,000	Adelphia Recovery Trust†	900
12,000	Outdoor Channel Holdings Inc.†	56,040

		56,940

	Closed-End Business Development Company — 0.1%
33,100	MVC Capital Inc.	427,652

	Closed-End Funds — 0.3%
90,843	KKR & Co. (Guernsey) LP	859,375

	Commercial Services — 0.1%
15,000	ICF International Inc.†	358,950
5,000	Macquarie Infrastucture Co. LLC†	63,950

		422,900

	Communications Equipment — 0.5%
44,900	Communications Systems Inc.	467,858
20,830	Sycamore Networks Inc.	346,195
98,850	Symmetricom Inc.†	503,147
4,000	Technical Communications Corp.	47,000
40,000	ViewCast.com Inc.†	11,600

		1,375,800

	Computer Software and Services — 2.8%
702,500	ADPT Corp.†	2,030,225
53,000	Computer Task Group Inc.†	342,380
196,200	Furmanite Corp.†	778,914
1,910	Gemalto NV	72,615
232,500	Global Sources Ltd.†	1,822,800
45,300	GSE Systems Inc.†	183,918
250,100	Intelligroup Inc.†	1,157,963
36,000	Mercury Computer Systems Inc.†	422,280
400	MTS Systems Corp.	11,600
155,500	Phoenix Technologies Ltd.†	449,395
834	Prosoft Learning Corp.† (a)	0
23,000	Schawk Inc.	343,850
111,371	Tier Technologies Inc.†	677,136
10,000	Trident Microsystems Inc.†	14,200
3,800	Tyler Technologies Inc.†	58,976

		8,366,252

	Consumer Products — 1.9%
18,000	Adams Golf Inc.†	65,520
29,000	Callaway Golf Co.	175,160
54,000	Heelys Inc.†	131,220
3,000	Johnson Outdoors Inc., Cl. A†	33,750
53,000	Kid Brands Inc.†	372,590
See accompanying notes to schedule of investments.

GAMCO Westwood Mighty Mitessm Fund
Schedule of Investments (Continued) – June 30, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)

	Consumer Products (Continued)
15,300	Lakeland Industries Inc.†	$140,148
203,000	Marine Products Corp.†	1,148,980
10,000	MarineMax Inc.†	69,400
300	National Presto Industries Inc.	27,858
61,700	Oil-Dri Corp. of America	1,416,015
22,550	PC Group Inc.†	9,020
180,665	Schiff Nutrition International Inc.	1,286,335
20,000	Steinway Musical Instruments Inc.†	355,800
41,530	Syratech Corp.†	12
98,000	The Wet Seal Inc., Cl. A†	357,700

		5,589,508

	Consumer Services — 0.4%
394,800	1-800-FLOWERS.COM Inc., Cl. A†	813,288
31,300	Bowlin Travel Centers Inc.†	41,003
1,100	Collectors Universe Inc.	14,762
66,000	Stewart Enterprises Inc., Cl. A	357,060
3,500	Valassis Communications Inc.†	111,020

		1,337,133

	Diversified Industrial — 5.9%
30,000	American Railcar Industries Inc.†	362,400
103,300	Ampco-Pittsburgh Corp.	2,151,739
93,800	Brush Engineered Materials Inc.†	1,874,124
32,100	Burnham Holdings Inc., Cl. A	463,845
63,700	Chase Corp.	728,091
9,514	China Wind Systems Inc.†	42,813
38,800	Graham Corp.	581,612
185,100	Griffon Corp.†	2,047,206
25,000	Haulotte Group SA	238,151
128,300	Hawk Corp., Cl. A†	3,265,235
171,800	Katy Industries Inc.†	297,214
10,000	Lydall Inc.†	76,400
437,500	Magnetek Inc.†	402,500
126,000	Myers Industries Inc.	1,019,340
31,200	National Patent Development Corp.†	46,800
12,500	Park-Ohio Holdings Corp.†	179,875
13,300	RWC Inc.†	98,154
4,300	Sperian Protection	604,701
25,100	Stamford Industrial Group Inc.†	151
198,500	Tech/Ops Sevcon Inc.†	1,024,260
82,000	Twin Disc Inc.	931,520
295,500	WHX Corp.†	1,258,830

		17,694,961

	Educational Services — 0.2%
142,000	The Princeton Review Inc.†	329,440
11,600	Universal Technical Institute Inc.†	274,224

		603,664

	Electronics — 7.2%
27,000	A123 Systems Inc.†	254,610
50,000	Alliance Semiconductor Corp.†	10,750
62,000	Ballantyne Strong Inc.†	448,880
77,300	Bel Fuse Inc., Cl. A	1,283,180
3,800	Bel Fuse Inc., Cl. B	62,738
242,200	Bell Microproducts Inc.†	1,690,556
79,500	BTU International Inc.†	461,895
203,500	CTS Corp.	1,880,340
33,405	Electro Scientific Industries Inc.†	446,290
2,000	GSI Group Inc.†	4,840
49,300	IMAX Corp.†	719,780
166,500	IntriCon Corp.†	895,770
193,900	Keithley Instruments Inc.	1,712,137
203,700	LeCroy Corp.†	975,723
25,000	Mesa Laboratories Inc.	600,500
75,000	Methode Electronics Inc.	730,500
166,900	Microtune Inc.†	355,497
69,500	MoSys Inc.†	307,190
63,000	Newport Corp.†	570,780
40,800	Park Electrochemical Corp.	995,928
70,000	Pericom Semiconductor Corp.†	672,000
2,000	Schmitt Industries Inc.†	7,120
207,300	Stoneridge Inc.†	1,573,407
292,000	Technitrol Inc.	922,720
134,900	Ultra Clean Holdings Inc.†	1,149,348
126,700	Ultralife Corp.†	544,810
59,300	Ultratech Inc.†	964,811
65,500	Zoran Corp.†	624,870
106,600	Zygo Corp.†	864,526

		21,731,496

	Energy and Utilities: Electric — 0.7%
41,000	Comverge Inc.†	367,360
38,300	Maine & Maritimes Corp.	1,697,073

		2,064,433

	Energy and Utilities: Integrated — 0.5%
122,000	Headwaters Inc.†	346,480
31,500	MGE Energy Inc.	1,135,260
95,200	Progress Energy Inc., CVO†	14,280

		1,496,020

	Energy and Utilities: Natural Gas — 1.1%
36,500	Chesapeake Utilities Corp.	1,146,100
44,900	Corning Natural Gas Corp.	984,433
18,000	Delta Natural Gas Co. Inc.	526,500
3,000	Evergreen Energy Inc.†	318
31,200	PetroCorp Escrow Shares† (a)	1,872
16,700	RGC Resources Inc.	517,700
20,300	U.S. Energy Corp.†	96,425

		3,273,348

	Energy and Utilities: Oil — 0.3%
63,600	Tesco Corp.†	781,008

	Energy and Utilities: Services — 0.4%
9,500	Acergy SA, ADR	140,505
41,800	Allis-Chalmers Energy Inc.†	86,108
3,000	Covanta Holding Corp.†	49,770
17,000	Dawson Geophysical Co.†	361,590
40,000	RPC Inc.	546,000
700	Union Drilling Inc.†	3,857

		1,187,830

	Energy and Utilities: Water — 1.7%
6,000	Artesian Resources Corp., Cl. A	110,760
39,174	Cadiz Inc.†	472,830
2,500	California Water Service Group	89,250
40,000	Consolidated Water Co. Ltd.	455,200
35,000	Energy Recovery Inc.†	140,000
8,500	Middlesex Water Co.	134,725
82,200	Pennichuck Corp.	1,810,866
61,300	SJW Corp.	1,436,872
See accompanying notes to schedule of investments.

GAMCO Westwood Mighty Mitessm Fund
Schedule of Investments (Continued) – June 30, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)

	Energy and Utilities: Water (Continued)
28,500	The York Water Co.	$404,700

		5,055,203

	Entertainment — 0.2%
22,000	Canterbury Park Holding Corp.†	174,680
1,802	Chestnut Hill Ventures† (a)	60,789
220,000	Dover Motorsports Inc.†	400,400
2,000	LodgeNet Interactive Corp.†	7,420
60,000	Triple Crown Media Inc.†	180

		643,469

	Environmental Control — 0.2%
10,000	BioteQ Environmental Technologies Inc.†	7,515
167,000	Casella Waste Systems Inc., Cl. A†	637,940
500	Sharps Compliance Corp.†	2,300

		647,755

	Equipment and Supplies — 4.4%
1,000	AZZ Inc.	36,770
172,500	Baldwin Technology Co. Inc., Cl. A†	203,550
20,000	Capstone Turbine Corp.†	19,600
50,500	CIRCOR International Inc.	1,291,790
231,000	Core Molding Technologies Inc.†	1,256,640
6,100	Fedders Corp.† (a)	0
75,000	Federal Signal Corp.	453,000
1,000	Genoil Inc.†	188
187,700	Gerber Scientific Inc.†	1,004,195
8,500	Gildemeister AG	95,066
8,000	GrafTech International Ltd.†	116,960
34,600	Interpump Group SpA†	172,839
93,600	L.S. Starrett Co., Cl. A	892,008
20,000	Maezawa Kyuso Industries Co. Ltd.	242,267
79,700	Met-Pro Corp.	857,572
11,800	Mine Safety Appliances Co.	292,404
184,700	SL Industries Inc.†	2,216,400
1,000	SRS Labs Inc.†	9,150
21,000	The Eastern Co.	307,860
4,000	The Gorman-Rupp Co.	100,200
5,000	The Greenbrier Cos. Inc.†	56,000
29,300	Titan Machinery Inc.†	384,709
287,400	TransAct Technologies Inc.†	2,098,020
50,500	Vicor Corp.†	630,745
24,000	WaterFurnace Renewable Energy Inc.	601,268
500	Watts Water Technologies Inc., Cl. A	14,330

		13,353,531

	Financial Services — 3.6%
16,100	Berkshire Bancorp Inc. †	80,500
3,900	Berkshire Hills Bancorp Inc. †	75,972
75	Burke & Herbert Bank and Trust Co.	157,875
40,000	Capital Financial Holdings Inc.†	5,600
29,000	Crazy Woman Creek Bancorp Inc.	348,000
334,900	Epoch Holding Corp.	4,109,223
20	Farmers & Merchants Bank of Long Beach	81,000
10,391	Fidelity Southern Corp.†	68,165
73,000	Flushing Financial Corp.	892,790
10	Guaranty Corp., Cl. A†	75,000
2,500	Hampton Roads Bankshares Inc.	1,875
35,750	Hudson Valley Holding Corp.	826,540
24,000	Meadowbrook Insurance Group Inc.	207,120
42,000	Medallion Financial Corp.	277,200
28,500	Nara Bancorp Inc.†	240,255
11,055	New York Community Bancorp Inc.	168,810
5,697	Northrim BanCorp Inc.	88,190
37,500	Oritani Financial Corp.	375,000
4,300	Provident New York Bancorp	38,055
45,000	Pzena Investment Management Inc., Cl. A	286,650
70,600	Sanders Morris Harris Group Inc.	391,830
116	Sunwest Bank†	290,000
56,800	SWS Group Inc.	539,600
3,000	The Ziegler Companies Inc.†	50,835
2,300	TIB Financial Corp.†	1,082
10,000	Tree.com Inc.†	63,200
200	Value Line Inc.	3,628
45,800	Westfield Financial Inc.	381,514
39,239	Whitney Holding Corp.	362,961
38,100	Wilshire Bancorp Inc.	333,375

		10,821,845

	Food and Beverage — 1.6%
1,000	Andrew Peller Ltd., Cl. A	7,628
19,800	Boston Beer Co. Inc., Cl. A†	1,335,510
10,000	Caribou Coffee Co. Inc.†	94,700
4,000	Genesee Corp., Cl. A† (a)	0
30,100	Genesee Corp., Cl. B† (a)	0
1,100	Hanover Foods Corp., Cl. A	114,125
1,000	Inventure Foods Inc.†	3,060
2,000	J & J Snack Foods Corp.	84,200
134,300	Lifeway Foods Inc.†	1,308,082
15,000	MGP Ingredients Inc.†	99,450
7,000	Rock Field Co. Ltd.	94,215
3,500	Scheid Vineyards Inc., Cl. A†	49,000
45,000	Smart Balance Inc.†	184,050
34,000	The Hain Celestial Group Inc.†	685,780
240,000	Tingyi (Cayman Islands) Holding Corp.	592,380
280,000	Vitasoy International Holdings Ltd.	214,309
17,000	Willamette Valley Vineyards Inc.†	59,500

		4,925,989

	Health Care — 9.6%
28,500	AngioDynamics Inc.†	420,375
12,800	ArthroCare Corp.†	392,320
1,000	ATS Medical Inc.†	3,970
340,500	BioLase Technology Inc.†	503,940
10,000	Boiron SA	354,260
1,000	Bruker Corp.†	12,160
22,000	Cantel Medical Corp.	367,400
40,000	CardioNet Inc.†	219,200
62,500	Cepheid Inc.†	1,001,250
135,000	Clarient Inc.†	415,800
518,000	Continucare Corp.†	1,735,300
17,000	Crucell NV, ADR†	311,440
78,800	Cutera Inc.†	725,748
60,000	Cynosure Inc., Cl. A†	646,200
120,000	DEL Global Technologies Corp.†	108,000
5,000	DexCom Inc.†	57,800
1,000	Elite Pharmaceuticals Inc.†	68
90,300	Exactech Inc.†	1,542,324
23,000	Genoptix Inc.†	395,600
28,700	Heska Corp.†	18,081
73,600	Hooper Holmes Inc.†	41,952
1,000	ICU Medical Inc.†	32,170
10,000	Indevus Pharmaceuticals Inc., Escrow† (a)	11,000
61,000	InfuSystems Holdings Inc.†	155,550
5,000	Inverness Medical Innovations Inc.†	133,300
302,975	IRIS International Inc.†	3,072,166
10,000	Matrixx Initiatives Inc.†	46,000
See accompanying notes to schedule of investments.

GAMCO Westwood Mighty Mitessm Fund
Schedule of Investments (Continued) – June 30, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)

	Health Care (Continued)
120,700	Medical Nutrition USA Inc.†	$480,386
80,000	Micrus Endovascular Corp.†	1,663,200
73,700	National Dentex Corp.†	1,241,845
94,000	Neogen Corp.†	2,448,700
2,500	NMT Medical Inc.†	1,312
44,300	Opko Health Inc.†	100,118
17,500	Orthofix International NV†	560,875
107,980	OTIX Global Inc.†	431,920
117,800	Pain Therapeutics Inc.†	654,968
17,000	Palomar Medical Technologies Inc.†	190,230
42,400	Phase Forward Inc.†	707,232
10,000	PreMD Inc.†	325
25,500	Quidel Corp.†	323,595
228,000	Rochester Medical Corp.†	2,154,600
84,400	RTI Biologics Inc.†	247,292
48,100	Somanetics Corp.†	1,200,095
213,900	Strategic Diagnostics Inc.†	387,159
95,000	Syneron Medical Ltd.†	976,600
2,000	Targanta Therapeutics Corp., Escrow† (a)	1,280
2,300	ThermoGenesis Corp.†	1,127
79,400	United-Guardian Inc.	948,036
60,600	Vascular Solutions Inc.†	757,500
20,300	Young Innovations Inc.	571,445

		28,773,214

	Hotels and Gaming — 1.8%
47,540	Churchill Downs Inc.	1,559,312
256,000	Dover Downs Gaming & Entertainment Inc.	739,840
2,000	Florida Gaming Corp.†	7,500
15,000	Full House Resorts Inc.†	46,500
4,000	Gaylord Entertainment Co.†	88,360
46,000	Morgans Hotel Group Co.†	283,360
8,500	Multimedia Games Inc.†	38,250
25,200	Pinnacle Entertainment Inc.†	238,392
143,000	Sonesta International Hotels Corp., Cl. A	2,057,055
46,000	The Marcus Corp.	435,160

		5,493,729

	Machinery — 1.3%
6,800	Astec Industries Inc.†	188,564
11,000	DXP Enterprises Inc.†	172,150
152,000	Flow International Corp.†	358,720
6,000	Hardinge Inc.	51,120
44,671	Key Technology Inc.†	603,058
6,000	Lindsay Corp.	190,140
48,300	Tennant Co.	1,633,506
14,800	The Middleby Corp.†	787,212

		3,984,470

	Manufactured Housing and Recreational Vehicles — 0.6%
1,182,300	All American Group Inc.†	602,973
12,300	Cavco Industries Inc.†	432,714
26,200	Nobility Homes Inc.†	246,935
21,300	Skyline Corp.	383,613
22,000	Winnebago Industries Inc.†	218,680

		1,884,915

	Metals and Mining — 0.2%
116,600	5N Plus Inc.†	571,746
20,000	Camino Minerals Corp.†	4,885

		576,631

	Paper and Forest Products — 0.1%
900	Keweenaw Land Association Ltd.	161,100

	Publishing — 2.4%
165,000	Belo Corp., Cl. A†	938,850
85,507	Cambium Learning Group Inc.†	307,825
53,800	Il Sole 24 Ore†	92,105
1,080,000	Journal Communications Inc., Cl. A†	4,287,600
200,000	PRIMEDIA Inc.	586,000
120,000	The E.W. Scripps Co., Cl. A†	891,600
108,500	Voyager Learning Co., Escrow (a)	0

		7,103,980

	Real Estate — 0.9%
8,700	Bresler & Reiner Inc.†	15,225
8,800	Capital Properties Inc., Cl. A	68,156
6,000	Capital Properties Inc., Cl. B (a)(b)	46,470
32,000	Cohen & Steers Inc.	663,680
33,000	Griffin Land & Nurseries Inc.	838,200
4,700	Gyrodyne Co. of America Inc.†	220,900
3,400	Holobeam Inc.†	56,525
114,500	Reading International Inc., Cl. A†	454,565
29,800	Reading International Inc., Cl. B†	213,964
2,508	Royalty LLC† (a)(b)	1,395

		2,579,080

	Restaurants — 2.2%
15,079	Biglari Holdings Inc.†	4,326,165
40,000	Denny’s Corp.†	104,000
45,500	Famous Dave’s of America Inc.†	378,560
107,777	Nathan’s Famous Inc.†	1,674,854

		6,483,579

	Retail — 1.8%
36,700	Big 5 Sporting Goods Corp.	482,238
135,000	Coldwater Creek Inc.†	453,600
1,068,500	CoolBrands International Inc.†	1,154,267
25,000	Hot Topic Inc.	127,000
115,000	Ingles Markets Inc., Cl. A	1,730,750
9,800	Movado Group Inc.†	104,664
27,000	Rush Enterprises Inc., Cl. A†	360,720
40,000	Rush Enterprises Inc., Cl. B†	466,000
8,800	The Bon-Ton Stores Inc.†	85,800
75,100	The Great Atlantic & Pacific Tea Co. Inc.†	292,890
8,800	Village Super Market Inc., Cl. A	231,000

		5,488,929

	Semiconductors — 0.6%
111,000	Advanced Analogic Technologies Inc.†	354,090
42,800	Amtech Systems Inc.†	357,380
81,800	Cascade Microtech Inc.†	365,646
88,900	Entegris Inc.†	352,933
79,200	Entropic Communications Inc.†	502,128

		1,932,177

	Specialty Chemicals — 3.3%
2,909	A. Schulman Inc.	55,155
572,500	Ferro Corp.†	4,219,325
267,226	General Chemical Group Inc.†	8,016
36,000	Hawkins Inc.	866,880
1,000	KMG Chemicals Inc.	14,360
260,000	Omnova Solutions Inc.†	2,030,600
See accompanying notes to schedule of investments.

GAMCO Westwood Mighty Mitessm Fund
Schedule of Investments (Continued) – June 30, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)

	Specialty Chemicals (Continued)
153,800	Zep Inc.	$2,682,272

		9,876,608

	Telecommunications — 0.9%
18,500	Applied Signal Technology Inc.	363,525
18,000	Atlantic Tele-Network Inc.	743,400
175	Consolidated Communications Holdings Inc.	2,976
2,000	Electronic Systems Technology Inc.†	810
56,000	HickoryTech Corp.	378,000
80	Horizon Telecom Inc., Cl. A	5,600
350	Horizon Telecom Inc., Cl. B	21,000
55,100	New Ulm Telecom Inc.	330,600
10,000	PNV Inc.† (a)	10
7,788	Preformed Line Products Co.	217,674
18,000	Shenandoah Telecommunications Co.	319,320
37,875	Windstream Corp.	399,960

		2,782,875

	Transportation — 0.4%
8,200	PHI Inc.†	123,410
8,000	Pinnacle Airlines Corp.†	43,520
80,300	Providence and Worcester Railroad Co.	995,318
400	Trailer Bridge Inc.†	1,244

		1,163,492

	TOTAL COMMON STOCKS	222,723,431

	PREFERRED STOCKS — 0.2%

	Automotive: Parts and Accessories — 0.2%
20,000	Jungheinrich AG Pfd.	460,404

	CONVERTIBLE PREFERRED STOCKS — 0.0%

	Business Services — 0.0%
150	Interep National Radio Sales Inc., 4.000 % Cv. Pfd., Ser. A †(a)(b)(c)	0

	Food and Beverage — 0.0%
500	Seneca Foods Corp., Zero Coupon Cv. Pfd., Ser. 2003 †(a)	16,130

	TOTAL CONVERTIBLE PREFERRED STOCKS	16,130

	WARRANTS — 0.0%

	Broadcasting — 0.0%
63	Granite Broadcasting Corp., Ser. A, expire 06/04/12† (a)	0
63	Granite Broadcasting Corp., Ser. B, expire 06/04/12† (a)	0

		0

	Business Services — 0.0%
1,666	Avalon Digital Marketing Systems Inc., expire 11/11/11† (a)(b)	0

	TOTAL WARRANTS	0

Principal		Market
Amount		Value
	CORPORATE BONDS — 0.0%

	Restaurants — 0.0%
$137,000	Biglari Holdings Inc., Sub.Deb., 14.000%, 03/30/15 (a)	$134,260

	U.S. GOVERNMENT OBLIGATIONS — 25.7%

	U.S. Treasury Bills — 24.6%
74,091,000	U.S. Treasury Bills, 0.012% to 0.244%††, 07/08/10 to 12/16/10	74,065,815

	U.S. Treasury Cash Management Bills — 1.1%
3,345,000	U.S. Treasury Cash Management Bill, 0.133%††, 07/15/10	3,344,829

	TOTAL U.S. GOVERNMENT OBLIGATIONS	77,410,644

	TOTAL INVESTMENTS — 100.0% (Cost $267,521,298)	$300,744,869

	Aggregate tax cost	$268,043,539

	Gross unrealized appreciation	$48,385,750

	Gross unrealized depreciation	(15,684,420)

	Net unrealized appreciation/depreciation	$32,701,330

(a)	Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At June 30, 2010, the market value of fair valued securities amounted to $273,209 or 0.09% of total investments.

(b)	At June 30, 2010, the Fund held investments in restricted and illiquid securities amounting to $47,865 or 0.02% of total investments, which were valued under methods approved by the Board of Trustees as follows:

				06/30/10
Acquisition		Acquisition	Acquisition	Carrying Value
Shares	Issuer	Date	Cost	Per Unit
1,666	Avalon Digital Marketing Systems Inc., Warrants expire 11/11/11	04/03/00	—	$0.0000
6,000	Capital Properties Inc., Cl. B	11/20/03	—	7.7450
150	Interep National Radio Sales Inc., 4.000% Cv. Pfd., Ser. A	05/21/04	$13,849	0.0000
2,508	Royalty LLC	09/09/03	—	0.5562

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the market value of the Rule 144A security amounted to $0 or 0.00% of total investments.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

CVO	Contingent Value Obligation
See accompanying notes to schedule of investments.

GAMCO Westwood SmallCap Equity Fund
Schedule of Investments – June 30, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 98.7%

	Aerospace — 2.3%
3,200	AAR Corp.†	$53,568
700	Esterline Technologies Corp.†	33,215
1,800	Herley Industries Inc.†	25,668
6,900	Hexcel Corp.†	107,019
4,600	Kaman Corp.	101,752

		321,222

	Automotive — 1.9%
2,400	AutoNation Inc.†	46,800
500	Group 1 Automotive Inc.†	11,765
1,100	Navistar International Corp.†	54,120
2,400	Penske Automotive Group Inc.†	27,264
6,900	Rush Enterprises Inc., Cl. A†	92,184
4,100	Wabash National Corp.†	29,151

		261,284

	Automotive: Parts and Accessories — 0.7%
1,900	Federal-Mogul Corp.†	24,738
4,300	Midas Inc.†	32,981
400	Monro Muffler Brake Inc.	15,812
1,600	Superior Industries International Inc.	21,504

		95,035

	Aviation: Parts and Services — 0.6%
2,900	Astronics Corp.†	47,444
2,100	Ducommun Inc.	35,910

		83,354

	Building and Construction — 0.7%
2,600	Chicago Bridge & Iron Co., NV†	48,906
1,700	Dycom Industries Inc.†	14,535
1,400	Insituform Technologies Inc., Cl. A†	28,672
500	KBR Inc.	10,170

		102,283

	Business Services — 2.7%
600	Alliance Data Systems Corp.†	35,712
1,050	Ascent Media Corp., Cl. A†	26,523
2,000	Bottomline Technologies Inc.†	26,060
3,200	Convergys Corp.†	31,392
7,043	Edgewater Technology Inc.†	20,354
4,381	Federal Signal Corp.	26,461
1,200	G & K Services Inc.	24,780
6,600	GP Strategies Corp.†	47,916
2,000	Healthcare Services Group Inc.	37,900
1,200	Kforce Inc.†	15,300
3,000	MDC Partners Inc., Cl. A	32,040
1,500	RSC Holdings Inc.†	9,255
2,400	Tetra Tech Inc.†	47,064

		380,757

	Commercial Services — 0.4%
2,600	Heckmann Corp.†	12,064
2,000	ICF International Inc.†	47,860

		59,924

	Communications Equipment — 2.3%
7,800	CommScope Inc.†	185,406
3,300	Plantronics Inc.	94,380
7,900	Symmetricom Inc.†	40,211

		319,997

	Computer Hardware — 0.7%
6,100	QLogic Corp.†	101,382

	Computer Software and Services — 9.3%
2,600	Akamai Technologies Inc.†	105,482
2,000	AOL Inc.†	41,580
2,500	Avid Technology Inc.†	31,825
5,000	Brocade Communications Systems Inc.†	25,800
2,500	Cadence Design Systems Inc.†	14,475
2,700	CDC Software Corp., ADR†	21,087
4,200	Cray Inc.†	23,436
2,700	Dynamics Research Corp.†	27,297
1,600	Evolving Systems Inc.	11,520
4,000	Fair Isaac Corp.	87,160
6,500	Lawson Software Inc.†	47,450
29,600	Magma Design Automation Inc.†	84,064
4,900	Mercury Computer Systems Inc.†	57,477
6,000	NCR Corp.†	72,720
4,500	Omnicell Inc.†	52,605
7,700	Parametric Technology Corp.†	120,659
2,200	PC-Tel Inc.†	11,088
17,300	Phoenix Technologies Ltd.†	49,997
2,600	Progress Software Corp.†	78,078
8,600	Saba Software Inc.†	44,290
3,000	Safeguard Scientifics Inc.†	31,680
2,200	Schawk Inc.	32,890
7,200	STEC Inc.†	90,432
500	Sykes Enterprises Inc.†	7,115
1,900	Teradata Corp.†	57,912
6,900	THQ Inc.†	29,808
5,500	Tier Technologies Inc.†	33,440

		1,291,367

	Consumer Products — 2.3%
4,600	Callaway Golf Co.	27,784
300	Columbia Sportswear Co.	14,001
2,600	Kid Brands Inc.†	18,278
9,900	Knoll Inc.	131,571
2,000	Pactiv Corp.†	55,700
300	The Warnaco Group Inc.†	10,842
6,900	The Wet Seal Inc., Cl. A†	25,185
1,000	Tupperware Brands Corp.	39,850

		323,211

	Consumer Services — 0.1%
1,000	TiVo Inc.†	7,380

	Diversified Industrial — 3.9%
2,500	A.M. Castle & Co.†	34,725
4,550	Barnes Group Inc.	74,575
1,700	Brush Engineered Materials Inc.†	33,966
1,860	Columbus McKinnon Corp.†	25,984
3,000	Furmanite Corp.†	11,910
4,788	Griffon Corp.†	52,955
700	Kaydon Corp.	23,002
700	Lawson Products Inc.	11,886
4,400	Littelfuse Inc.†	139,084
3,100	Sealed Air Corp.	61,132
600	Terex Corp.†	11,244
700	Texas Industries Inc.	20,678
See accompanying notes to schedule of investments.

1

GAMCO Westwood SmallCap Equity Fund
Schedule of Investments (Continued) – June 30, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)

	Diversified Industrial (Continued)
2,600	Tredegar Corp.	$42,432

		543,573

	Educational Services — 0.5%
1,400	Corinthian Colleges Inc.†	13,790
26,000	The Princeton Review Inc.†	60,320

		74,110

	Electronics — 16.2%
1,200	Analogic Corp.	54,612
3,600	Avnet Inc.†	86,796
13,400	Ballantyne Strong Inc.†	97,016
3,150	BTU International Inc.†	18,302
2,100	Coherent Inc.†	72,030
10,800	Electro Scientific Industries Inc.†	144,288
1,400	FARO Technologies Inc.†	26,194
3,000	General Cable Corp.†	79,950
9,600	International Rectifier Corp.†	178,656
8,300	Keithley Instruments Inc.	73,289
23,100	LeCroy Corp.†	110,649
1,800	MKS Instruments Inc.†	33,696
7,100	Molex Inc.	129,504
11,550	Newport Corp.†	104,643
2,200	OSI Systems Inc.†	61,094
4,100	Park Electrochemical Corp.	100,081
6,600	Pericom Semiconductor Corp.†	63,360
7,400	Radisys Corp.†	70,448
10,400	Technitrol Inc.	32,864
12,300	Trident Microsystems Inc.†	17,466
10,100	TTM Technologies Inc.†	95,950
3,300	Ultralife Corp.†	14,190
4,600	Varian Semiconductor Equipment Associates Inc.†	131,836
24,700	Vishay Intertechnology Inc.†	191,178
500	Woodward Governor Co.	12,765
6,300	Zebra Technologies Corp., Cl. A†	159,831
10,300	Zoran Corp.†	98,262

		2,258,950

	Energy and Utilities — 5.9%
11,500	Brigham Exploration Co.†	176,870
1,000	Flint Energy Services Ltd.†	11,216
5,100	Goodrich Petroleum Corp.†	61,200
800	Helix Energy Solutions Group Inc.†	8,616
7,500	Matrix Service Co.†	69,825
5,000	Petrohawk Energy Corp.†	84,850
6,800	Pike Electric Corp.†	64,056
4,400	Pride International Inc.†	98,296
4,400	Rowan Companies Inc.†	96,536
3,900	Superior Energy Services Inc.†	72,813
4,300	Tesco Corp.†	52,804
500	Unit Corp.†	20,295

		817,377

	Entertainment — 1.0%
2,000	Discovery Communications Inc., Cl. A†	71,420
400	International Speedway Corp., Cl. A	10,304
6,350	Take-Two Interactive Software Inc.†	57,150

		138,874

	Equipment and Supplies — 5.9%
900	Advanced Energy Industries Inc.†	11,061
1,700	AZZ Inc.	62,509
3,250	Cohu Inc.	39,423
1,000	Crown Holdings Inc.†	25,040
14,000	Gerber Scientific Inc.†	74,900
2,400	GrafTech International Ltd.†	35,088
4,000	IDEX Corp.	114,280
3,500	Mine Safety Appliances Co.	86,730
1,850	Robbins & Myers Inc.	40,219
200	Teleflex Inc.	10,856
1,800	Tennant Co.	60,876
2,500	The Greenbrier Cos. Inc.†	28,000
6,500	The Manitowoc Co. Inc.	59,410
2,200	The Toro Co.	108,064
2,200	Titan Machinery Inc.†	28,886
3,400	Vicor Corp.†	42,466

		827,808

	Financial Services — 14.8%
1,500	Beneficial Mutual Bancorp Inc.†	14,820
1,000	Berkshire Hills Bancorp Inc.	19,480
1,600	Brookline Bancorp Inc.	14,208
3,600	Brown & Brown Inc.	68,904
3,700	Cardinal Financial Corp.	34,188
3,300	Columbia Banking System Inc.	60,258
10,000	Cowen Group Inc., Cl. A†	41,000
1,750	Danvers Bancorp Inc.	25,287
1,100	Eastern Virginia Bankshares Inc.	7,161
1,900	Epoch Holding Corp.	23,313
6,850	FBR Capital Markets Corp.†	22,810
1,100	Fidelity National Financial Inc., Cl. A	14,289
25,000	First Niagara Financial Group Inc.	313,250
4,700	Flushing Financial Corp.	57,481
600	Hancock Holding Co.	20,016
5,000	HF Financial Corp.	49,000
2,750	Hudson Valley Holding Corp.	63,580
700	IBERIABANK Corp.	36,036
2,500	Investors Bancorp Inc.†	32,800
4,800	KBW Inc.†	102,912
2,000	Knight Capital Group Inc., Cl. A†	27,580
3,900	Meadowbrook Insurance Group Inc.	33,657
12,600	Nara Bancorp Inc.†	106,218
6,000	National Penn Bancshares Inc.	36,060
3,950	NewAlliance Bancshares Inc.	44,279
1,400	Newport Bancorp Inc.†	17,052
2,000	Old National Bancorp	20,720
6,000	Orrstown Financial Services Inc.	132,780
4,100	Sterling Bancorp	36,900
700	Stifel Financial Corp.†	30,373
2,900	SVB Financial Group†	119,567
2,000	The NASDAQ OMX Group Inc.†	35,560
700	The Navigators Group Inc.†	28,791
6,200	Umpqua Holdings Corp.	71,176
5,250	Valley National Bancorp	71,505
1,000	Washington Banking Co.	12,790
5,500	Washington Trust Bancorp Inc.	93,720
4,300	Webster Financial Corp.	77,142
3,750	Westfield Financial Inc.	31,238
400	WSFS Financial Corp.	14,372

		2,062,273

	Food and Beverage — 0.5%
3,600	Smart Balance Inc.†	14,724
See accompanying notes to schedule of investments.

2

GAMCO Westwood SmallCap Equity Fund
Schedule of Investments (Continued) – June 30, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)

	Food and Beverage (Continued)
2,200	The Cheesecake Factory Inc.†	$48,972

		63,696

	Health Care — 4.3%
4,700	AngioDynamics Inc.†	69,325
600	ArthroCare Corp.†	18,390
1,000	Assisted Living Concepts Inc., Cl. A†	29,590
16,700	Clarient Inc.†	51,436
3,600	Continucare Corp.†	12,060
1,200	Cynosure Inc., Cl. A†	12,924
3,500	Genoptix Inc.†	60,200
1,000	ICU Medical Inc.†	32,170
2,700	Kindred Healthcare Inc.†	34,668
800	Natus Medical Inc.†	13,032
2,800	Omnicare Inc.	66,360
800	Perrigo Co.	47,256
1,500	PharMerica Corp.†	21,990
500	PSS World Medical Inc.†	10,575
2,175	Rochester Medical Corp.†	20,554
500	STERIS Corp.	15,540
1,100	Syneron Medical Ltd.†	11,308
2,800	Zoll Medical Corp.†	75,880

		603,258

	Machinery — 3.0%
500	Baldor Electric Co.	18,040
1,400	Bucyrus International Inc.	66,430
5,000	DXP Enterprises Inc.†	78,250
1,150	Dynamic Materials Corp.	18,446
19,400	Flow International Corp.†	45,784
1,800	Gardner Denver Inc.	80,262
4,000	Lydall Inc.†	30,560
4,400	Trinity Industries Inc.	77,968

		415,740

	Metals and Mining — 0.9%
2,700	5N Plus Inc.†	13,239
950	Franco-Nevada Corp.	28,914
1,400	Globe Specialty Metals Inc.†	14,462
2,800	Red Back Mining Inc.†	70,779

		127,394

	Publishing — 0.9%
8,500	Belo Corp., Cl. A†	48,365
3,900	Journal Communications Inc., Cl. A†	15,483
1,900	Meredith Corp.	59,147

		122,995

	Real Estate — 0.1%
1,200	Kennedy-Wilson Holdings Inc.†	12,120

	Restaurants — 0.3%
5,700	Denny’s Corp.†	14,820
5,200	Morton’s Restaurant Group Inc.†	26,936

		41,756

	Retail — 2.3%
3,900	American Eagle Outfitters Inc.	45,825
2,100	AnnTaylor Stores Corp.†	34,167
1,000	Foot Locker Inc.	12,620
1,700	J. Crew Group Inc.†	62,577
7,300	Saks Inc.†	55,407
1,100	Stage Stores Inc.	11,748
1,200	Tiffany & Co.	45,492
1,900	Williams-Sonoma Inc.	47,158

		314,994

	Semiconductors — 10.1%
23,700	Advanced Analogic Technologies Inc.†	75,603
5,600	Atmel Corp.†	26,880
5,100	ATMI Inc.†	74,664
13,000	Brooks Automation Inc.†	100,490
8,900	Cascade Microtech Inc.†	39,783
30,500	Entegris Inc.†	121,085
8,500	Entropic Communications Inc.†	53,890
13,600	FormFactor Inc.†	146,880
8,200	FSI International Inc.†	34,358
18,500	Integrated Device Technology Inc.†	91,575
3,600	IXYS Corp.†	31,824
5,000	Kulicke & Soffa Industries Inc.†	35,100
4,000	Mattson Technology Inc.†	15,160
6,600	Microsemi Corp.†	96,558
10,600	ON Semiconductor Corp.†	67,628
6,950	PLX Technology Inc.†	29,120
1,900	Rovi Corp.†	72,029
18,400	Silicon Image Inc.†	64,584
150	Silicon Laboratories Inc.†	6,084
17,200	Ultra Clean Holdings Inc.†	146,544
1,550	Ultratech Inc.†	25,219
6,800	Verigy Ltd.†	59,092

		1,414,150

	Specialty Chemicals — 2.8%
2,700	Arch Chemicals Inc.	82,998
3,969	Ferro Corp.†	29,252
4,400	H.B. Fuller Co.	83,556
2,700	Olin Corp.	48,843
6,300	Penford Corp.†	40,824
2,200	Valspar Corp.	66,264
2,650	Zep Inc.	46,216

		397,953

	Telecommunications — 0.9%
1,800	Atlantic Tele-Network Inc.	74,340
7,800	Harmonic Inc.†	42,432
5,800	UTStarcom Inc.†	10,672

		127,444

	Transportation — 0.4%
1,300	Atlas Air Worldwide Holdings Inc.†	61,750

	TOTAL COMMON STOCKS	13,773,411

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 1.3%
$180,000	U.S. Treasury Bill, 0.132%††, 10/21/10	179,916

	TOTAL INVESTMENTS — 100.0% (Cost $13,300,671)	$13,953,327

	Aggregate tax cost	$13,419,217

	Gross unrealized appreciation	$1,891,328
	Gross unrealized depreciation	(1,357,218)

	Net unrealized appreciation/depreciation	$534,110

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt
See accompanying notes to schedule of investments.

3

GAMCO Westwood Income Fund
Schedule of Investments – June 30, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 73.6%

	Agriculture — 0.5%
1,000	Archer-Daniels-Midland Co.	$25,820

	Automotive: Parts and Accessories — 1.3%
1,000	Lear Corp.†	66,200

	Banking — 3.1%
4,000	U.S. Bancorp	89,400
4,574	Valley National Bancorp	62,298

		151,698

	Business Services — 0.2%
300	Automatic Data Processing Inc.	12,078

	Computer Hardware — 2.6%
500	Apple Inc.†	125,765

	Computer Software and Services — 0.4%
1,000	EMC Corp.†	18,300

	Diversified Industrial — 3.4%
6,000	General Electric Co.	86,520
2,000	Honeywell International Inc.	78,060

		164,580

	Electronics — 3.2%
8,000	Intel Corp.	155,600

	Energy and Utilities: Integrated — 0.8%
2,000	Allegheny Energy Inc.	41,360

	Energy and Utilities: Natural Gas — 3.1%
7,500	Spectra Energy Corp.	150,525

	Energy and Utilities: Oil — 6.4%
1,000	BP plc, ADR	28,880
1,500	Chevron Corp.	101,790
2,500	ConocoPhillips	122,725
1,000	Devon Energy Corp.	60,920

		314,315

	Energy and Utilities: Services — 4.1%
5,000	Halliburton Co.	122,750
1,000	Noble Corp.	30,910
1,000	Transocean Ltd.†	46,330

		199,990

	Energy and Utilities: Water — 2.7%
6,500	American Water Works Co. Inc.	133,900

	Financial Services — 6.7%
416	Alleghany Corp.†	122,013
4,000	Discover Financial Services	55,920
6,000	Wells Fargo & Co.	153,600

		331,533

	Food and Beverage — 15.2%
7,000	ConAgra Foods Inc.	163,240
7,522	General Mills Inc.	267,182
7,000	Kraft Foods Inc., Cl. A	196,000
2,000	PepsiCo Inc.	121,900

		748,322

	Health Care — 7.9%
2,883	Bristol-Myers Squibb Co.	71,902
1,500	Johnson & Johnson	88,590
2,520	Mead Johnson Nutrition Co.	126,302
6,940	Pfizer Inc.	98,964

		385,758

	Retail — 1.1%
2,000	The Home Depot Inc.	56,140

	Specialty Chemicals — 4.1%
700	Air Products and Chemicals Inc.	45,367
4,500	E. I. du Pont de Nemours and Co.	155,655

		201,022

	Telecommunications — 6.8%
6,000	AT&T Inc.	145,140
1,000	Research In Motion Ltd.†	49,260
5,000	Verizon Communications Inc.	140,100

		334,500

	TOTAL COMMON STOCKS	3,617,406

	PREFERRED STOCKS — 12.1%

	Broadcasting — 3.0%
6,000	CBS Corp., 7.250% Pfd.	146,460

	Financial Services — 9.1%
12,000	Bank One Capital Trust VI, 7.200% Pfd.	304,680
5,900	Wells Fargo Capital Trust IV, 7.000% Pfd.	146,143

		450,823

	TOTAL PREFERRED STOCKS	597,283

Principal
Amount
	CORPORATE BONDS — 5.1%

	Financial Services — 5.1%
$250,000	American Express Credit Corp., MTN, 0.510%, 06/16/11 (a)	248,779

	U.S. GOVERNMENT OBLIGATIONS — 9.2%
453,000	U.S. Treasury Bills, 0.122% to 0.142%††, 08/05/10 to 09/02/10	452,928

	TOTAL INVESTMENTS — 100.0% (Cost $5,499,916)	$4,916,396

	Aggregate tax cost	$5,500,072

	Gross unrealized appreciation	$239,981
	Gross unrealized depreciation	(823,657)

	Net unrealized appreciation/depreciation	$(583,676)

(a)	Floating rate security. The rate disclosed is that in effect at June 30, 2010.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

MTN	Medium Term Note
See accompanying notes to schedule of investments.

1

GAMCO Westwood Equity Fund
Schedule of Investments – June 30, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 100.0%

	Aerospace — 2.7%
29,300	Raytheon Co.	$1,417,827
23,200	The Boeing Co.	1,455,800

		2,873,627

	Automotive — 2.1%
34,800	Cummins Inc.	2,266,524

	Banking — 8.6%
223,400	Bank of America Corp.	3,210,258
93,184	JPMorgan Chase & Co.	3,411,466
100,000	Wells Fargo & Co.	2,560,000

		9,181,724

	Business Services — 1.2%
17,800	FedEx Corp.	1,247,958

	Cable and Satellite — 3.2%
79,700	Comcast Corp., Cl. A	1,384,389
60,400	DIRECTV, Cl. A†	2,048,768

		3,433,157

	Communications Equipment — 3.9%
98,500	Cisco Systems Inc.†	2,099,035
131,000	Corning Inc.	2,115,650

		4,214,685

	Computer Hardware — 5.0%
18,200	International Business Machines Corp.	2,247,336
67,900	Western Digital Corp.†	2,047,864
125,500	Xerox Corp.	1,009,020

		5,304,220

	Computer Software and Services — 6.2%
62,600	eBay Inc.†	1,227,586
73,600	EMC Corp.†	1,346,880
116,800	Microsoft Corp.	2,687,568
65,100	Oracle Corp.	1,397,046

		6,659,080

	Consumer Products — 2.7%
21,600	NIKE Inc., Cl. B	1,459,080
30,080	Philip Morris International Inc.	1,378,867

		2,837,947

	Diversified Industrial — 6.7%
210,400	General Electric Co.	3,033,968
70,200	Honeywell International Inc.	2,739,906
31,800	ITT Corp.	1,428,456

		7,202,330

	Electronics — 1.2%
68,400	Intel Corp.	1,330,380

	Energy: Integrated — 2.5%
69,500	Dominion Resources Inc.	2,692,430

	Energy: Natural Gas — 4.0%
25,306	Apache Corp.	2,130,512
58,200	EQT Corp.	2,103,348

		4,233,860

	Energy: Oil — 9.6%
38,500	Anadarko Petroleum Corp.	1,389,465
48,400	Chevron Corp.	3,284,424
10,100	Devon Energy Corp.	615,292
50,200	Exxon Mobil Corp.	2,864,914
28,110	Occidental Petroleum Corp.	2,168,687

		10,322,782

	Energy: Services — 1.2%
37,900	National — Oilwell Varco Inc.	1,253,353

	Entertainment — 1.3%
43,100	The Walt Disney Co.	1,357,650

	Financial Services — 10.4%
45,600	ACE Ltd.	2,347,488
35,900	Ameriprise Financial Inc.	1,297,067
23,500	Franklin Resources Inc.	2,025,465
73,700	MetLife Inc.	2,782,912
55,100	The Travelers Companies Inc.	2,713,675

		11,166,607

	Food and Beverage — 1.3%
47,000	Sysco Corp.	1,342,790

	Health Care — 10.9%
92,300	Bristol-Myers Squibb Co.	2,301,962
31,700	Covidien plc	1,273,706
39,600	Johnson & Johnson	2,338,776
43,500	Merck & Co. Inc.	1,521,195
194,900	Pfizer Inc.	2,779,274
27,800	Teva Pharmaceutical Industries Ltd., ADR	1,445,322

		11,660,235

	Machinery — 2.6%
50,800	Deere & Co.	2,828,544

	Metals and Mining — 1.2%
34,800	Nucor Corp.	1,332,144

	Mutual Funds — 1.1%
1,129,217	Dreyfus Treasury Cash Management Fund	1,129,217

	Retail — 4.3%
43,800	CVS Caremark Corp.	1,284,216
105,400	The Gap Inc.	2,051,084
30,900	The TJX Companies Inc.	1,296,255

		4,631,555

	Specialty Chemicals — 2.0%
62,200	E. I. du Pont de Nemours and Co.	2,151,498

	Telecommunications — 2.7%
118,700	AT&T Inc.	2,871,353

	Transportation — 1.4%
21,600	Union Pacific Corp.	1,501,416

	TOTAL COMMON STOCKS	107,027,066

See accompanying notes to schedule of investments.

1

GAMCO Westwood Equity Fund
Schedule of Investments (Continued) – June 30, 2010 (Unaudited)

Market
Value
TOTAL INVESTMENTS — 100.0% (Cost $105,783,795)	$107,027,066

Aggregate tax cost	$107,131,626

Gross unrealized appreciation	$7,893,489
Gross unrealized depreciation	(7,998,049)

Net unrealized appreciation/depreciation	$(104,560)

†	Non-income producing security.

ADR	American Depositary Receipt
See accompanying notes to schedule of investments.

2

GAMCO Westwood Balanced Fund
Schedule of Investments – June 30, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 61.7%

	Aerospace — 1.5%
17,100	Raytheon Co.	$827,469
13,400	The Boeing Co.	840,850

		1,668,319

	Automotive — 1.3%
22,600	Cummins Inc.	1,471,938

	Banking — 4.8%
132,700	Bank of America Corp.	1,906,899
54,696	JPMorgan Chase & Co.	2,002,421
61,800	Wells Fargo & Co.	1,582,080

		5,491,400

	Business Services — 0.8%
13,000	FedEx Corp.	911,430

	Cable and Satellite — 1.8%
47,600	Comcast Corp., Cl. A	826,812
36,300	DIRECTV, Cl. A†	1,231,296

		2,058,108

	Communications Equipment — 2.2%
58,800	Cisco Systems Inc.†	1,253,028
79,600	Corning Inc.	1,285,540

		2,538,568

	Computer Hardware — 2.8%
11,400	International Business Machines Corp.	1,407,672
39,900	Western Digital Corp.†	1,203,384
74,900	Xerox Corp.	602,196

		3,213,252

	Computer Software and Services — 3.8%
43,500	eBay Inc.†	853,035
56,100	EMC Corp.†	1,026,630
69,800	Microsoft Corp.	1,606,098
39,680	Oracle Corp.	851,533

		4,337,296

	Consumer Products — 1.6%
14,100	NIKE Inc., Cl. B	952,455
19,520	Philip Morris International Inc.	894,797

		1,847,252

	Diversified Industrial — 4.0%
125,200	General Electric Co.	1,805,384
50,000	Honeywell International Inc.	1,951,500
19,290	ITT Corp.	866,507

		4,623,391

	Electronics — 0.9%
51,500	Intel Corp.	1,001,675

	Energy: Integrated — 1.7%
49,000	Dominion Resources Inc.	1,898,260

	Energy: Natural Gas — 2.3%
14,655	Apache Corp.	1,233,804
37,300	EQT Corp.	1,348,022

		2,581,826

	Energy: Oil — 5.7%
23,200	Anadarko Petroleum Corp.	837,288
34,300	Chevron Corp.	2,327,598
5,900	Devon Energy Corp.	359,428
28,600	Exxon Mobil Corp.	1,632,202
18,400	Occidental Petroleum Corp.	1,419,560

		6,576,076

	Energy: Services — 0.7%
22,700	National Oilwell Varco Inc.	750,689

	Entertainment — 0.9%
34,600	The Walt Disney Co.	1,089,900

	Financial Services — 6.5%
33,000	ACE Ltd.	1,698,840
23,500	Ameriprise Financial Inc.	849,055
15,200	Franklin Resources Inc.	1,310,088
45,600	MetLife Inc.	1,721,856
37,100	The Travelers Companies Inc.	1,827,175

		7,407,014

	Food and Beverage — 0.7%
28,300	Sysco Corp.	808,531

	Health Care — 6.3%
55,500	Bristol-Myers Squibb Co.	1,384,170
18,700	Covidien plc	751,366
26,300	Johnson & Johnson	1,553,278
27,900	Merck & Co. Inc.	975,663
118,700	Pfizer Inc.	1,692,662
16,200	Teva Pharmaceutical Industries Ltd., ADR	842,238

		7,199,377

	Machinery — 1.7%
34,000	Deere & Co.	1,893,120

	Metals and Mining — 0.8%
23,100	Nucor Corp.	884,268

	Mutual Funds — 2.8%
3,206,796	Dreyfus Treasury Cash Management Fund	3,206,796

	Retail — 2.5%
28,600	CVS Caremark Corp.	838,552
63,000	The Gap Inc.	1,225,980
18,800	The TJX Companies Inc.	788,660

		2,853,192

	Specialty Chemicals — 1.2%
39,900	E. I. du Pont de Nemours and Co.	1,380,141

	Telecommunications — 1.6%
75,600	AT&T Inc.	1,828,764

	Transportation — 0.8%
13,600	Union Pacific Corp.	945,336

	TOTAL COMMON STOCKS	70,465,919

See accompanying notes to schedule of investments.

1

GAMCO Westwood Balanced Fund
Schedule of Investments (Continued) – June 30, 2010 (Unaudited)

Principal		Market
Amount		Value
	CORPORATE BONDS — 14.2%

	Banking — 3.3%
$1,250,000	Bank of America Corp.,
	5.375%, 06/15/14	$1,314,176
500,000	Barclays Bank plc, Ser. 1, 5.000%, 09/22/16	513,555
1,125,000	Citigroup Inc., 5.500%, 10/15/14	1,157,725
750,000	JPMorgan Chase & Co., 6.300%, 04/23/19	848,577

		3,834,033

	Computer Software and Services — 0.7%
750,000	Oracle Corp., 4.950%, 04/15/13	820,922

	Diversified Industrial — 1.1%
1,200,000	General Electric Co., 5.000%, 02/01/13	1,287,605

	Electronics — 0.7%
750,000	Koninklijke Philips Electronics NV, 4.625%, 03/11/13	809,015

	Energy: Integrated — 0.5%
500,000	Southern Co., 4.150%, 05/15/14	527,887

	Energy: Natural Gas — 1.0%
1,000,000	Apache Corp., 5.250%, 04/15/13	1,092,961

	Energy: Oil — 1.8%
1,000,000	Anadarko Petroleum Corp., 5.950%, 09/15/16	861,766
500,000	Marathon Oil Corp., 5.900%, 03/15/18	552,686
500,000	XTO Energy Inc., 6.500%, 12/15/18	607,782

		2,022,234

	Financial Services — 0.7%
750,000	ACE INA Holdings Inc., 5.600%, 05/15/15	827,261

	Food and Beverage — 0.9%
950,000	Anheuser-Busch Companies Inc., 4.375%, 01/15/13	1,001,284

	Metals and Mining — 0.7%
750,000	BHP Billiton Finance USA Ltd., 5.500%, 04/01/14	837,017

	Real Estate Investment Trusts — 0.6%
700,000	Vornado Realty LP, 4.250%, 04/01/15	696,618

	Telecommunications — 0.5%
500,000	AT&T Inc., 6.700%, 11/15/13	577,480

	Transportation — 1.0%
1,000,000	Burlington Northern Santa Fe Corp., Deb., 5.650%, 05/01/17	1,119,342

	Wireless Communications — 0.7%
750,000	Vodafone Group plc, 4.150%, 06/10/14	787,685

	TOTAL CORPORATE BONDS	16,241,344

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.0%
	Federal Home Loan Mortgage Corp. — 6.8%
1,500,000	4.750%, 12/08/10	1,529,652
1,500,000	2.125%, 03/23/12	1,537,717
1,250,000	5.125%, 07/15/12	1,363,594
1,500,000	5.250%, 04/18/16	1,724,449
1,500,000	3.750%, 03/27/19	1,567,900

		7,723,312

	Federal National Mortgage Association — 7.2%
1,500,000	4.250%, 08/15/10	1,498,124
1,250,000	3.375%, 05/19/11	1,283,305
1,500,000	5.375%, 11/15/11	1,598,997
1,250,000	4.375%, 09/15/12	1,346,636
1,500,000	5.000%, 04/15/15	1,703,671
775,000	5.375%, 06/12/17	904,342

		8,335,075

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS	16,058,387

	U.S. GOVERNMENT OBLIGATIONS — 10.1%
	U.S. Treasury Bills — 0.9%
1,000,000	U.S. Treasury Bill, 0.426%††, 04/07/11	998,273

	U.S. Treasury Inflation Indexed Notes — 4.3%
900,000	1.250%, 04/15/14	968,998
1,200,000	2.500%, 07/15/16	1,443,089
1,500,000	1.375%, 07/15/18	1,573,734
900,000	2.125%, 01/15/19	998,628

		4,984,449

	U.S. Treasury Notes — 4.9%
1,500,000	3.375%, 11/30/12	1,595,859
1,500,000	4.000%, 02/15/15	1,655,742
1,000,000	3.625%, 08/15/19	1,057,578
1,250,000	3.375%, 11/15/19	1,294,825

		5,604,004

	TOTAL U.S. GOVERNMENT OBLIGATIONS	11,586,726

	TOTAL INVESTMENTS — 100.0% (Cost $109,636,205)	$114,352,376

	Aggregate tax cost	$110,818,296

	Gross unrealized appreciation	$8,866,233
	Gross unrealized depreciation	(5,332,153)

	Net unrealized appreciation/depreciation	$3,534,080

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt
See accompanying notes to schedule of investments.

2

GAMCO Westwood Intermediate Bond Fund
Schedule of Investments – June 30, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 9.9%

	Mutual Funds — 9.9%
1,890,691	Dreyfus Treasury Cash Management Fund	$1,890,691

Principal
Amount
	CORPORATE BONDS — 33.1%

	Aerospace — 1.2%
$200,000	The Boeing Co.,
	6.000%, 03/15/19	235,948

	Banking — 5.4%
300,000	Bank of America Corp., 5.375%, 06/15/14	315,402
225,000	Barclays Bank plc, Ser. 1, 5.000%, 09/22/16	231,100
250,000	Citigroup Inc., 5.500%, 10/15/14	257,272
200,000	JPMorgan Chase & Co., 6.300%, 04/23/19	226,287

		1,030,061

	Computer Hardware — 1.1%
200,000	Hewlett-Packard Co., 2.250%, 05/27/11	202,811

	Computer Software and Services — 0.9%
150,000	Oracle Corp., 4.950%, 04/15/13	164,184

	Consumer Products — 0.9%
150,000	Philip Morris International Inc., 6.875%, 03/17/14	173,688

	Diversified Industrial — 1.4%
250,000	General Electric Co., 5.000%, 02/01/13	268,251

	Electronics — 2.2%
200,000	Arrow Electronics Inc., 6.000%, 04/01/20	207,060
200,000	Koninklijke Philips Electronics NV, 4.625%, 03/11/13	215,737

		422,797

	Energy and Utilities: Electric Integrated — 0.8%
150,000	Southern Co., 4.150%, 05/15/14	158,366

	Energy and Utilities: Natural Gas — 1.1%
200,000	Apache Corp., 5.250%, 04/15/13	218,592

	Energy and Utilities: Oil — 2.9%
200,000	Anadarko Petroleum Corp., 5.950%, 09/15/16	172,353
125,000	Marathon Oil Corp., 5.900%, 03/15/18	138,171
200,000	XTO Energy Inc., 6.500%, 12/15/18	243,113

		553,637

	Financial Services — 6.0%
175,000	ACE INA Holdings Inc., 5.600%, 05/15/15	193,028
300,000	Berkshire Hathaway Inc., 5.125%, 09/15/12	323,238
260,000	International Bank for Reconstruction & Development, 8.625%, 10/15/16	345,533
275,000	Merrill Lynch & Co. Inc., MTN, Series C, 5.000%, 01/15/15	283,697

		1,145,496

	Food and Beverage — 3.8%
250,000	Anheuser-Busch Companies Inc., 4.375%, 01/15/13	263,496
200,000	Dr Pepper Snapple Group Inc., 2.350%, 12/21/12	202,435
250,000	Kraft Foods Inc., 5.375%, 02/10/20	268,393

		734,324

	Metals and Mining — 1.2%
200,000	BHP Billiton Finance USA Ltd., 5.500%, 04/01/14	223,205

	Real Estate Investment Trusts — 1.3%
250,000	Vornado Realty LP, 4.250%, 04/01/15	248,792

	Telecommunications — 1.0%
175,000	AT&T Inc., 6.700%, 11/15/13	202,118

	Transportation — 1.9%
200,000	Burlington Northern Santa Fe Corp., Deb., 5.650%, 05/01/17	223,868
125,000	CSX Corp., 6.250%, 04/01/15	143,907

		367,775

	TOTAL CORPORATE BONDS	6,350,045

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 29.2%
	Federal Home Loan Bank — 1.5%
250,000	5.375%, 05/18/16	292,032

	Federal Home Loan Mortgage Corp. — 10.0%
400,000	2.125%, 03/23/12	410,058
250,000	5.125%, 07/15/12	272,719
225,000	5.000%, 07/15/14	253,744
325,000	5.250%, 04/18/16	373,631
200,000	5.500%, 07/18/16	233,384
350,000	3.750%, 03/27/19	365,843

		1,909,379

	Federal National Mortgage Association — 15.3%
325,000	4.250%, 08/15/10	325,171
350,000	3.375%, 05/19/11	359,325
350,000	5.375%, 11/15/11	373,099
250,000	4.375%, 09/15/12	269,327
375,000	4.375%, 03/15/13	408,908
350,000	2.750%, 02/05/14	365,019
300,000	5.000%, 04/15/15	340,734
275,000	5.375%, 06/12/17	320,896
See accompanying notes to schedule of investments.

1

GAMCO Westwood Intermediate Bond Fund
Schedule of Investments (Continued) – June 30, 2010 (Unaudited)

Principal		Market
Amount		Value
	U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)

	Federal National Mortgage Association (Continued)
$75,883	Pool # 745122, 5.500%, 09/01/20	$82,446
81,090	Pool # 255554, 5.500%, 01/01/35	87,341

		2,932,266

	Government National Mortgage Association — 2.4%
41,111	Pool #562288, 6.000%, 12/15/33	45,399
79,810	Pool #604946, 5.500%, 01/15/34	86,751
71,918	Pool #604970, 5.500%, 01/15/34	78,173
105,684	Pool #003747, 5.000%, 08/20/35	113,231
119,365	Pool #550728, 5.500%, 11/15/35	129,653

		453,207

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS	5,586,884

	U.S. GOVERNMENT OBLIGATIONS — 27.8%
	U.S. Treasury Bills — 6.5%
1,250,000	U.S. Treasury Bills, 0.230% to 0.426%††, 01/31/11 to 05/05/11	1,248,134

	U.S. Treasury Inflation Indexed Notes — 8.3%
225,000	1.250%, 04/15/14	242,249
275,000	2.500%, 07/15/16	330,708
300,000	1.375%, 07/15/18	314,747
275,000	2.125%, 01/15/19	305,136
350,000	2.500%, 01/15/29	402,765

		1,595,605

	U.S. Treasury Notes — 10.2%
300,000	2.000%, 09/30/10	301,383
350,000	3.375%, 11/30/12	372,422
300,000	4.250%, 08/15/15	335,508
250,000	5.125%, 05/15/16	291,778
275,000	3.500%, 02/15/18	294,014
350,000	3.375%, 11/15/19	362,551

		1,957,656

	U.S. Treasury Bonds — 2.8%
250,000	7.125%, 02/15/23	346,172
150,000	5.375%, 02/15/31	184,570

		530,742

	TOTAL U.S. GOVERNMENT OBLIGATIONS	5,332,137

	TOTAL INVESTMENTS — 100.0% (Cost $18,211,509)	$19,159,757

	Aggregate tax cost	$18,211,509

	Gross unrealized appreciation	$989,028
	Gross unrealized depreciation	(40,780)

	Net unrealized appreciation/depreciation	$948,248

††	Represents annualized yield at date of purchase.

MTN	Medium Term Note
See accompanying notes to schedule of investments.

2

GAMCO Westwood Funds
Notes to Schedules of Investments (Unaudited)
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative United States of America (“U.S.”) generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (the “SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The Fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
1. Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Teton Advisors, Inc.
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.
The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Funds’ determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Funds’ investments in securities by inputs used to value the Funds’ investments as of June 30, 2010 is as follows:

	Valuation Inputs
		Level 2 Other	Level 3
		Significant	Significant
	Level 1 Quoted	Unobservable	Unobservable	Total Market
	Prices	Inputs	Inputs	Value at 06/30/10
MIGHTY MITESSM FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Business Services	$9,998,423	—	$0	$9,998,423
Cable	56,940	—	0	56,940
Computer Software and Services	8,366,252	—	0	8,366,252
Energy and Utilities: Natural Gas	3,271,476	—	1,872	3,273,348
Entertainment	582,680	—	60,789	643,469
Equipment and Supplies	13,353,531	—	0	13,353,531
Food and Beverage	4,925,989	—	0	4,925,989
Health Care	28,760,934	—	12,280	28,773,214
Publishing	7,103,980	—	0	7,103,980
Real Estate	2,531,215	$46,470	1,395	2,579,080
Telecommunications	2,782,865	—	10	2,782,875
Other Industries (a)	140,866,330	—	—	140,866,330

Total Common Stocks	222,600,615	46,470	76,346	222,723,431

Preferred Stocks (a)	460,404	—	—	460,404
Convertible Preferred Stocks
Business Services	—	—	0	0
Food and Beverage	—	16,130	—	16,130

Total Convertible Preferred Stocks	—	16,130	0	16,130

Warrants (a)	—	0	—	0
Corporate Bonds	—	—	134,260	134,260
U.S. Government Obligations	—	77,410,644	—	77,410,644

TOTAL INVESTMENTS IN SECURITIES — ASSETS	$223,061,019	$77,473,244	$210,606	$300,744,869

SMALLCAP EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$13,773,411	—	—	$13,773,411
U.S. Government Obligations		$179,916	—	179,916

TOTAL INVESTMENTS IN SECURITIES — ASSETS	$13,773,411	$179,916	—	$13,953,327

INCOME FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$3,617,406	—	—	$3,617,406
Preferred Stocks (a)	597,283	—	—	597,283
Corporate Bonds	—	$248,779	—	248,779
U.S. Government Obligations	—	452,928	—	452,928

TOTAL INVESTMENTS IN SECURITIES — ASSETS	$4,214,689	$701,707	—	$4,916,396

EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$107,027,066	—	—	$107,027,066

BALANCED FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$70,465,919	—	—	$70,465,919
Corporate Bonds	—	$16,241,344	—	16,241,344
U.S. Government Agency Obligations	—	16,058,387	—	16,058,387
U.S. Government Obligations	—	11,586,726	—	11,586,726

TOTAL INVESTMENTS IN SECURITIES — ASSETS	$70,465,919	$43,886,457	—	$114,352,376

INTERMEDIATE BOND FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$1,890,691	—	—	$1,890,691
Corporate Bonds	—	$6,350,045	—	6,350,045
U.S. Government Agency Obligations	—	5,586,884	—	5,586,884
U.S. Government Obligations	—	5,332,137	—	5,332,137

TOTAL INVESTMENTS IN SECURITIES — ASSETS	$1,890,691	$17,269,066	—	$19,159,757

(a) Please refer to the Schedule of Investments for industry classifications of these portfolio holdings.
There were no Level 3 investments held at June 30, 2010 or September 30, 2009 for SmallCap Equity Fund, Income Fund, Equity Fund, Balanced Fund, and Intermediate Bond Fund.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
MIGHTY MITESSM FUND

				Change in				Net change in unrealized
		Accrued		unrealized	Net	Transfers in		appreciation/depreciation
	Balance as	discounts/	Realized	appreciation/	purchases/	and/or out of	Balance as	during the period on Level 3
	of 9/30/09	(premiums)	gain/(loss)	depreciation	(sales)	Level 3	of 6/30/10	investments held at 6/30/10

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Broadcasting	$0	$—	$—	$—	$—	$0	$—	$—
Business Services	0	—	—	—	—	—	0	—
Cable	0	—	—	—	—	—	0	—
Computer Software and Services	25,500	—	83,470	(25,500)	(83,470)	—	0	—
Energy and Utilities: Natural Gas	1,872	—	—	—	—	—	1,872	—
Entertainment	60,790	—	—	(1)	—	—	60,789	(1)
Equipment and Supplies	0	—	—	—	—	—	0	—
Food and Beverage	0	—	—	—	—	—	0	—
Health Care	12,280	—	—	—	—	—	12,280	—
Publishing	—	—	—	(20)	—	20	0	(20)
Real Estate	7,970	—	—	(6,575)	—	—	1,395	(6,575)
Telecommunications	—	—	—	7	3	—	10	7

Total Common Stocks	108,412	—	83,470	(32,089)	(83,467)	20	76,346	(6,589)

Convertible Preferred Stocks:
Business Services	0	—	—	—	—	—	0	—
Warrants:
Broadcasting	1	—	—	—	—	(1)	—	—

Total Warrants	1	—	—	—	—	(1)	—	—

Corporate Bonds	—	—	—	—	134,260	—	134,260	—

TOTAL INVESTMENTS IN SECURITIES	$108,413	$—	$83,470	$(32,089)	$50,793	$19	$210,606	$(6,589)

In January 2010, the FASB issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009 and interim periods within those fiscal years, except for disclosures about purchases, sales, issuances, and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the implications of this guidance on the Fund’s financial statements.
2. Tax Information. As of September 30, 2009, SmallCap Equity Fund’s capital loss carryforwards total $7,402,233, of which $1,970,874 expires in 2010, $4,845,486 expires in 2011, $210 expires in 2016, and $585,663 expires in 2017. The capital loss carryforwards for the Income, Equity, and Balanced Funds, all expiring in 2017, are $1,094,920, $4,107,081, and $2,011,631, respectively. These capital loss carryforwards are available to reduce future required distributions of net capital gains to shareholders.
Under the current tax law, capital losses related to securities realized after October 31 and prior to the Funds’ fiscal year end may be treated as occurring on the first day of the following year. For the year ended September 30, 2009, the Mighty MitesSM Fund, SmallCap Equity Fund, Income Fund, Equity Fund, and Balanced Fund deferred capital losses of $201,832, $964,847, $1,502,900, $37,433,582, and $19,347,564, respectively, and the Mighty MitesSM Fund deferred currency losses of $1,255.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The GAMCO Westwood Funds

By (Signature and Title)*	/s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date	8/27/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date	8/27/10

By (Signature and Title)*	/s/ Joseph H. Egan

Joseph H. Egan, Acting Treasurer and Principal Financial Officer

Date	8/27/10

*	Print the name and title of each signing officer under his or her signature.